Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Later than ten years [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage of proportion of noncurrent provision yet to be settled	55.00%	54.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Percentage decrease of pretax discount rates	0.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ 365
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 718
Onerous contracts provision [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Unused provision reversed, other provisions	$ 0	$ 0
US government bond rate	4.04%	4.10%
Bottom of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Discount rate pre tax	3.7	3.4
Top of range [member] | Provision for decommissioning, restoration and rehabilitation costs [member] | Discount rate, measurement input [member]
Disclosure Of Detailed Information About Provisions [Line Items]
Discount rate pre tax	5	4.7